Income Taxes (Details) - Schedule of Components of Income Tax Expense (Benefit) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of Income Tax Expense Benefit [Abstract]
Current		$ 33	$ (5)
Deferred		(1,657)	(37)
Current		(268)	5,815
Deferred		(5,690)
Current		91	607
Deferred		(646)
Total amount		(8,137)	6,380
Change in valuation allowance	$ 2,600	7,888	(2,591)
Income Tax (Benefit)/Expense, continuing operations		$ (249)	$ 3,789